Fair Value Measurements	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Measurements
Fair Value Measurements

Note 10 — Fair Value Measurements

The Company follows the guidance in FASB ASC Topic 820, “Fair Value Measurements”, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020, by level within the fair value hierarchy:

December 31, 2020
	Quoted	Significant	Significant
	Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets
Investments held in Trust Account	$200,067,535	$—	$—
Liabilities
Derivative warrant liabilities – Public Warrants	$17,400,000	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$10,920,000

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement as of December 2020, as the Public Warrants were separately listed and traded.

The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, since October 2020. For the period ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of approximately $15.3 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for both the Public and Private Placement Warrants on August 25, 2020 and September 30, 2020 and for the Private Placement Warrants only at December 31, 2020:

	As of	As of	As of
	August 25,	September 30,	December 31,
	2020	2020	2020
Stock Price	$9.60	$9.58	$10.24
Volatility	15.5%	15.5%	24.0%
Expected life of the options to convert	6	5.75	5.5
Risk-free rate	0.40%	0.35%	0.43%
Dividend yield	0.0%	0.0%	0.0%

The change in the fair value of the derivative warrant liabilities for the period from June 4, 2020 (inception) through December 31, 2020 is summarized as follows:

Issuance of Public and Private Warrants, Level 3 measurments	$12,980,000
Transfer out of Public Public Warrants to Level 1	(7,900,000)
Change in fair value of derivative warrant liabilities measured with Level 3 inputs	5,840,000
Derivative warrant liabilities measured with Level 3 inputs, December 31, 2020	$10,920,000

Note 9 — Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021, and December 31, 2020 by level within the fair value hierarchy:

September 30, 2021

	Quoted	Significant	Significant
	Prices in	Other	Other
	Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$200,017,289	$—	$—

Liabilities:
Derivative warrant liabilities -Public Warrants	$59,500,000	$—	—
Derivative warrant liabilities -Private Warrants	$—	$—	$36,060,000

December 31, 2020

	Quoted	Significant	Significant
	Prices in	Other	Other
	Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$200,067,535	$—	$—

Liabilities:
Derivative warrant liabilities – Public Warrants	$17,400,000	$—	—
Derivative warrant liabilities – Private Warrants	$—	$—	$10,920,000

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers between levels in the three- or nine- month periods ended September 30, 2021.

The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have subsequently been measured based on the listed market price of such warrants.

For the three and nine months ended September 30, 2021, the Company recognized a charge from an increase in the fair value of liabilities of approximately $46.6 million and $67.2 million, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying unaudited condensed consolidated statement of operations.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of	As of
	September 30,	December 31,
	2021	2020
Stock Price	$12.71	$10.24
Volatility	45.0%	16.0%
Expected life of the options to convert	5.25	5.5
Risk-free rate	0.98%	0.43%
Dividend yield	0.0%	0.0%

The change in the fair value of the derivative warrant liabilities measured with Level 3 inputs for the period for the three and nine months ended September 30, 2021, is summarized as follows:

Warrant liabilities at January 1, 2021 - Level 3 measurements	$10,920,000
Change in fair value of warrant liabilities - Level 3 measurements	7,320,000
Warrant liabilities at March 31, 2021 - Level 3 measurements	$18,240,000
Change in fair value of warrant liabilities - Level 3 measurements	900,000
Warrant liabilities at June 30, 2021 - Level 3 measurements	$19,140,000
Change in fair value of warrant liabilities - Level 3 measurements	16,920,000
Warrant liabilities at September 30, 2021 - Level 3 measurements	$36,060,000